LOANS AND PAYMENT PLAN RECEIVABLES , Allowance for Loan Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		$ 25,990	$ 32,325	$ 44,275
Additions (deductions) [Abstract]
Provision for loan losses		(2,714)	(3,136)	(3,988)
Recoveries credited to allowance		5,022	7,420	8,270
Loans charged against the allowance		(5,728)	(10,619)	(16,232)
Balance at end of period		22,570	25,990	32,325
Allowance for loan losses [Abstract]
Individually evaluated for impairment		10,983	13,233
Collectively evaluated for impairment		11,587	12,757
Total ending allowance balance		22,570	25,990
Loans [Abstract]
Individually evaluated for impairment		89,131	113,166
Collectively evaluated for impairment		1,430,756	1,301,250
Total loans recorded investment		1,519,887	1,414,416
Accrued interest included in recorded investment		4,837	4,454
Total Loans		1,515,050	1,409,962
Commercial [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		5,445	6,827	11,402
Additions (deductions) [Abstract]
Provision for loan losses		(737)	(1,683)	(2,336)
Recoveries credited to allowance		2,656	4,914	5,119
Loans charged against the allowance		(1,694)	(4,613)	(7,358)
Balance at end of period		5,670	5,445	6,827
Allowance for loan losses [Abstract]
Individually evaluated for impairment		2,708	3,194
Collectively evaluated for impairment		2,962	2,251
Total ending allowance balance		5,670	5,445
Loans [Abstract]
Individually evaluated for impairment		16,868	34,147
Collectively evaluated for impairment		733,399	658,423
Total loans recorded investment		750,267	692,570
Accrued interest included in recorded investment		1,869	1,615
Total Loans		748,398	690,955
Mortgage [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		13,444	17,195	21,447
Additions (deductions) [Abstract]
Provision for loan losses		(1,744)	(1,029)	71
Recoveries credited to allowance		1,258	1,397	1,996
Loans charged against the allowance		(2,567)	(4,119)	(6,319)
Balance at end of period		10,391	13,444	17,195
Allowance for loan losses [Abstract]
Individually evaluated for impairment		7,818	9,311
Collectively evaluated for impairment		2,573	4,133
Total ending allowance balance		10,391	13,444
Loans [Abstract]
Individually evaluated for impairment		66,375	72,340
Collectively evaluated for impairment		436,349	402,458
Total loans recorded investment		502,724	474,798
Accrued interest included in recorded investment	[1]	2,270	2,170
Total Loans		500,454	472,628
Installment [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		1,814	2,246	3,378
Additions (deductions) [Abstract]
Provision for loan losses		(274)	349	314
Recoveries credited to allowance		1,108	1,104	1,074
Loans charged against the allowance		(1,467)	(1,885)	(2,520)
Balance at end of period		1,181	1,814	2,246
Allowance for loan losses [Abstract]
Individually evaluated for impairment		457	728
Collectively evaluated for impairment		724	1,086
Total ending allowance balance		1,181	1,814
Loans [Abstract]
Individually evaluated for impairment		5,888	6,679
Collectively evaluated for impairment		226,409	200,368
Total loans recorded investment		232,297	207,047
Accrued interest included in recorded investment	[1]	698	669
Total Loans		231,599	206,378
Payment Plan Receivables [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		64	97	144
Additions (deductions) [Abstract]
Provision for loan losses		(8)	(36)	(93)
Recoveries credited to allowance		0	5	81
Loans charged against the allowance		0	(2)	(35)
Balance at end of period		56	64	97
Allowance for loan losses [Abstract]
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		56	64
Total ending allowance balance		56	64
Loans [Abstract]
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		34,599	40,001
Total loans recorded investment		34,599	40,001
Accrued interest included in recorded investment		0	0
Total Loans		34,599	40,001
Subjective Allocation [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		5,223	5,960	7,904
Additions (deductions) [Abstract]
Provision for loan losses		49	(737)	(1,944)
Recoveries credited to allowance		0	0	0
Loans charged against the allowance		0	0	0
Balance at end of period		5,272	5,223	$ 5,960
Allowance for loan losses [Abstract]
Individually evaluated for impairment		0	0
Collectively evaluated for impairment		5,272	5,223
Total ending allowance balance		$ 5,272	$ 5,223

[1]	Credit scores have been updated within the last twelve months.